SHARE CAPITAL - Number of stock options outstanding and weighted average exercise price per share (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares
SHARE CAPITAL
Outstanding at beginning of the period | EquityInstruments	3,882,448	3,943,032
Number of options granted | EquityInstruments	1,258,250	647,000
Expired | EquityInstruments	(63,669)	(421,136)
Forfeited | EquityInstruments	(51,501)	(46,583)
Exercised | EquityInstruments	(550,975)	(239,865)
Outstanding at ending of the period | EquityInstruments	4,474,553	3,882,448
Number of options exercisable | EquityInstruments	3,463,012
Outstanding weighted average exercise price, at beginning of the period | $ / shares	$ 13.2	$ 13.28
Options exercise price | $ / shares	10.58	12.68
Expired | $ / shares	15.03	14.16
Forfeited | $ / shares	12.39	14.04
Exercised | $ / shares	5.86	10.96
Outstanding weighted average exercise price, at end of the period | $ / shares	13.35	$ 13.2
Weighted average exercise price of options exercisable | $ / shares	$ 14.05